Capital Management and Risk Policies - Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date (Detail) - Interest rate risk - ARS ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	$ 27,418,244,929	$ 20,993,425,453
Total Financial Liabilities	25,824,548,869	17,453,328,991
Net Amount	1,593,696,060	3,540,096,462
Less than 1 Month
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	10,009,670,784	12,062,433,573
Total Financial Liabilities	17,350,397,342	11,986,280,476
Net Amount	(7,340,726,558)	76,153,097
From 30 to 90
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	2,716,635,356	1,303,751,696
Total Financial Liabilities	1,073,615,310	723,966,423
Net Amount	1,643,020,046	579,785,273
From 90 to 180
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	2,666,588,517	1,101,330,463
Total Financial Liabilities	830,813,094	254,887,974
Net Amount	1,835,775,423	846,442,489
6 to 12 Months
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	1,907,132,195	774,696,585
Total Financial Liabilities	185,521,529	164,564,496
Net Amount	1,721,610,666	610,132,089
More than 365
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	10,118,218,077	5,751,213,136
Total Financial Liabilities	6,384,201,594	4,323,629,622
Net Amount	$ 3,734,016,483	$ 1,427,583,514